Projected benefit payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 36,729
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	35,959
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	36,254
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	36,849
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	37,558
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	196,475
Other Pension Plans Defined Benefit Member
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	1,516
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	1,643
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	1,883
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	1,992
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	2,095
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 11,388